UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22712

Premier Multi-Series VIT

(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna – 1633 Broadway, New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedules of Investments

Schedule of Investments

NFJ Dividend Value Portfolio

September 30, 2017 (unaudited)

Shares		Value*
COMMON STOCK—98.5%
Aerospace & Defense—3.8%
536	General Dynamics Corp.	$110,191
1,065	United Technologies Corp.	123,625

		233,816

Automobiles—2.1%
3,169	General Motors Co.	127,964

Banks—17.4%
5,100	Bank of America Corp.	129,234
2,700	BB&T Corp.	126,738
2,509	Citigroup, Inc.	182,505
2,601	JPMorgan Chase & Co.	248,421
2,100	SunTrust Banks, Inc.	125,517
2,338	U.S. Bancorp	125,293
2,271	Wells Fargo & Co.	125,246

		1,062,954

Beverages—1.9%
1,290	Dr. Pepper Snapple Group, Inc.	114,126

Biotechnology—2.4%
1,637	AbbVie, Inc.	145,464

Capital Markets—4.1%
856	Ameriprise Financial, Inc.	127,125
2,600	Morgan Stanley	125,242

		252,367

Chemicals—2.0%
1,350	Eastman Chemical Co.	122,162

Communications Equipment—2.0%
3,688	Cisco Systems, Inc.	124,027

Consumer Finance—2.0%
1,364	American Express Co.	123,387

Containers & Packaging—2.0%
2,142	International Paper Co.	121,708

Diversified Telecommunication Services—4.1%
3,279	AT&T, Inc.	128,439
2,494	Verizon Communications, Inc.	123,428

		251,867

Electric Utilities—3.6%
1,571	American Electric Power Co., Inc.	110,347
1,452	Entergy Corp.	110,875

		221,222

Electrical Equipment—1.9%
1,482	Eaton Corp. PLC	113,803

Energy Equipment & Services—2.0%
1,790	Schlumberger Ltd.	124,870

Food & Staples Retailing—1.9%
1,466	Wal-Mart Stores, Inc.	114,553

Healthcare Equipment & Supplies—1.9%
1,470	Medtronic PLC	114,322

Healthcare Providers & Services—3.6%
730	Aetna, Inc.	116,077
1,088	Quest Diagnostics, Inc.	101,881

		217,958

Hotels, Restaurants & Leisure—1.8%
1,670	Carnival Corp.	107,832

Schedule of Investments

NFJ Dividend Value Portfolio

September 30, 2017 (unaudited) (continued)

Shares		Value*
Household Products—1.8%
1,225	Procter & Gamble Co.	$111,451

Industrial Conglomerates—1.9%
840	Honeywell International, Inc.	119,062

Insurance—4.5%
255	Everest Re Group Ltd.	58,239
1,887	MetLife, Inc.	98,030
977	Travelers Cos., Inc.	119,702

		275,971

Media—1.7%
1,800	CBS Corp., Class B	104,400

Multi-Utilities—1.9%
2,563	Public Service Enterprise Group, Inc.	118,539

Oil, Gas & Consumable Fuels—10.5%
1,058	Chevron Corp.	124,315
2,700	ConocoPhillips	135,135
1,496	Exxon Mobil Corp.	122,642
4,252	Royal Dutch Shell PLC, Class A, ADR	257,586

		639,678

Pharmaceuticals—4.0%
873	Johnson & Johnson	113,499
3,585	Pfizer, Inc.	127,984

		241,483

Road & Rail—1.9%
1,080	Kansas City Southern	117,374

Semiconductors & Semiconductor Equipment—4.2%
3,295	Intel Corp.	125,474
705	Lam Research Corp.	130,453

		255,927

Software—1.9%
2,378	Oracle Corp.	114,976

Technology Hardware, Storage & Peripherals—3.7%
653	Apple, Inc.	100,640
6,350	HP, Inc.	126,746

		227,386

	Total Common Stock (cost—$5,265,586)	6,020,649

Principal Amount (000s)
Repurchase Agreements—3.2%
$197	State Street Bank and Trust Co., dated 9/29/17, 0.12%, due 10/2/17, proceeds $197,002; collateralized by U.S. Treasury Notes, 1.50%, due 8/15/26, valued at $202,000 including accrued interest (cost-$197,000)	197,000

	Total Investments (cost—$5,462,586)—101.7%	6,217,649

	Liabilities in excess of other assets—(1.7)%	(106,755)

	Net Assets—100.0%	$6,110,894

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

RCM Dynamic Multi-Asset Plus VIT Portfolio

September 30, 2017 (unaudited)

Shares		Value*
EXCHANGE-TRADED FUNDS—65.1%
40,008	iShares Core MSCI EAFE	$2,567,313
23,789	iShares Core S&P 500	6,016,952
2,374	iShares iBoxx $ High Yield Corporate Bond	210,716
21,021	iShares iBoxx $ Investment Grade Corporate Bond	2,548,376
10,347	iShares JPMorgan USD Emerging Markets Bond	1,204,598
5,891	Vanguard Emerging Markets Government Bond	478,055

	Total Exchange-Traded Funds (cost—$12,567,473)	13,026,010

Principal Amount (000s)
U.S. TREASURY OBLIGATIONS—30.0%
	U.S. Treasury Bonds,
$250	3.00%, 11/15/44	257,505
250	4.375%, 5/15/41	319,648
400	5.25%, 2/15/29	514,828
220	5.375%, 2/15/31	294,529
400	7.625%, 11/15/22	510,570
110	7.875%, 2/15/21	132,219
	U.S. Treasury Notes,
320	0.75%, 2/28/18	319,488
650	1.00%, 6/30/19 (a)	645,087
510	1.125%, 3/31/20 (a)	504,571
600	1.50%, 2/28/19 (a)	600,598
450	2.00%, 5/31/21	453,964
500	2.00%, 2/15/23 (a)	500,225
400	2.00%, 11/15/26	389,695
550	2.25%, 7/31/18	554,125

	Total U.S. Treasury Obligations (cost—$6,056,007)	5,997,052

Repurchase Agreements—3.2%
650	State Street Bank and Trust Co., dated 9/29/17, 0.12%, due 10/2/17, proceeds $650,007; collateralized by U.S. Treasury Notes, 1.50%, due 8/15/26, valued at $667,069 including accrued interest (cost—$650,000)	650,000

	Total Investments (cost-$19,273,480)—98.3%	19,673,062

	Other assets less liabilities (b)—1.7%	348,394

	Net Assets—100.0%	$20,021,456

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for futures contracts.

Schedule of Investments

RCM Dynamic Multi-Asset Plus VIT Portfolio

September 30, 2017 (unaudited) (continued)

(b)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at September 30, 2017:

Type	Contracts	Expiration Date	Notional Amount (000s)	Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
E-mini S&P 500 Index	4	12/15/17	$— (d)	$503	$6,053
Mini MSCI Emerging Markets Index	35	12/15/17	2	1,906	(31,579)
TOPIX Index	5	12/7/17	50	745	30,322
Russell 2000 Mini Index	4	12/15/17	— (d)	299	8,336
MSCI EAFE Index	10	12/15/17	1	989	3,427

					$16,559

Short position contracts:
2-Year U.S. Treasury Note	(9)	12/29/17	$(1,800)	$(1,942)	$4,485
5-Year U.S. Treasury Note	(2)	12/29/17	(200)	(235)	1,590
10-Year U.S. Treasury Note	(1)	12/19/17	(100)	(125)	1,295
Ultra U.S. Treasury Bond	(2)	12/19/17	(200)	(330)	5,442

					$12,812

					$29,371

(c)	At September 30, 2017, the Fund pledged $107,653 in cash as collateral for futures contracts.

(d)	Notional amount rounds to less than $500.

Glossary:

EAFE—Europe, Australasia and Far East

MSCI—Morgan Stanley Capital International

TOPIX—Tokyo Stock Price Index

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Portfolios’ investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded futures are valued at the price determined by the relevant exchange.

The Board of Trustees (the “Board”) of NFJ Dividend Value and RCM Dynamic Multi-Asset Plus VIT Portfolios (the “Portfolios”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the investment manager, Allianz Global Investors U.S. LLC (the “Investment Manager”). The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Portfolios’ valuation methods and to make fair value determinations on behalf of the Board, as necessary. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Trust’s Valuation Committee may be selected or the Trust’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures adopted by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Trust’s Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premium or discount based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of each Portfolio may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Portfolios’ to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Portfolios’ NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on the NYSE on each day the NYSE is open for business.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Portfolios have the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including the Investment Manager’s or Trust’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Portfolios’ to measure fair value during the nine months ended September 30, 2017 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Portfolios’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Portfolios generally use to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

Equity Securities (Common Stock) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at September 30, 2017 in valuing each Portfolio’s assets and liabilities is listed below (refer to the Schedules of Investments and Notes to Schedules of Investments for more detailed information on Investments in Securities and Other Financial Instruments):

NFJ Dividend Value Portfolio:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/17
Investments in Securities—Assets
Common Stock	$6,020,649	—	—	$6,020,649
Repurchase Agreements	—	$197,000	—	197,000

Totals	$6,020,649	$197,000	—	$6,217,649

At September 30, 2017, there were no transfers between Levels 1 and 2.

RCM Dynamic Multi-Asset Plus VIT Portfolio:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/17
Investments in Securities—Assets
Exchange-Traded Funds	$13,026,010	—	—	$13,026,010
U.S. Treasury Obligations	—	$5,997,052	—	5,997,052
Repurchase Agreements	—	650,000	—	650,000

	13,026,010	6,647,052	—	19,673,062

Other Financial Instruments*—Assets
Interest Rate Contracts	12,812	—	—	12,812
Market Price	48,138	—	—	48,138

	60,950	—	—	60,950

Other Financial Instruments*—Liabilities
Market Price	(31,579)	—	—	(31,579)

Totals	$13,055,381	$6,647,052	—	$19,702,433

*	Other financial instruments are derivatives, such as futures contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

At September 30, 2017, there were no transfers between Levels 1 and 2.

At September 30, 2017, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments in securities and other financial instruments for federal income tax purposes were:

	Federal Tax Cost Basis(1)	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
NFJ Dividend Value Portfolio	$5,466,577	$784,542	$33,470	$751,072
RCM Dynamic Multi-Asset Plus VIT Portfolio	19,359,541	520,419	177,527	342,892

(1)	Differences between book and tax cost basis were attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed and attached here to as Exhibit 99_CERT:

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Premier Multi-Series VIT

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo President & Chief Executive Officer

Date: November 21, 2017

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna Treasurer, Principal Financial & Accounting Officer

Date: November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo President & Chief Executive Officer

Date: November 21, 2017

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna Treasurer, Principal Financial & Accounting Officer

Date: November 21, 2017